Note 35 - Derivatives - Cash Flow Hedge Balances (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Hedge Balances
Reported in Equity	[1]	€ 36	€ 44	€ (790)
thereof relates to terminated programs		0	0	0
Gains (losses) posted to equity for the year ended		(242)	436	(819)
Gains (losses) removed from equity for the year ended		234	398	71
thereof relates to terminated programs		0	0	0
Changes of hedged item's value used for hedge effectiveness		(212)	434	(899)
Ineffectiveness recorded within P&L		€ 13	€ 101	€ 16

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.